Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 32)	$ 904,887		$ 979,728
R&D and other tax credits	180,953		259,289
Other	133,462		118,073
Total accounts receivable	$ 1,219,302	$ 1,360,409	$ 1,357,090